Commitments And Contingencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments for purchase of property, plant and equipment	$ 0.1	$ 3.0
Commitments on investments	$ 2.0	$ 2.6